Share Capital and Reserves - Summary of Ordinary Shares Repurchased (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Repurchased During The Period [Line Items]
Financial liability	$ 281	$ 0
Societe Generale [Member] | Share repurchase programme [member] | Treasury Shares/Own Shares [member]
Disclosure Of Share Repurchased During The Period [Line Items]
Financial liability	$ 281	$ 0